Earnings (Loss) Per Share	3 Months Ended
Mar. 31, 2026
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

15. EARNINGS (LOSS) PER SHARE

The Company had 13,000,000  unvested Earnout Shares outstanding for the three months ended March 31, 2025. The Earnout Shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the three months ended March 31, 2026 and 2025:

	For the Three Months Ended March 31,
	2026	2025
Net income (loss) attributable to TOYO Co., Ltd.’s shareholders	$28,411,204	$(3,253,222)
Less: Net loss attributable to holders of earnout shares	-	(907,634)
Net income (loss) attributable to TOYO Co., Ltd’s ordinary shareholders	$28,411,204	$(2,345,688)

Weighted average number of ordinary share outstanding– basic	37,678,920	33,595,743
Earnings (loss) per share – basic	$0.75	$(0.07)
Weighted average number of ordinary share outstanding– diluted	37,693,224	33,595,743
Earnings (loss) per share – diluted	$0.75	$(0.07)

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the three months ended March 31, 2026, the AMI Warrants were included in the calculation of diluted net earnings per ordinary shared. The other outstanding warrants, including Public Warrants, Private Warrants and Other Warrants, were excluded from the calculation of diluted net earnings per ordinary share, as their inclusion would have been anti-dilutive. For the three months ended March 31, 2025, the outstanding warrants, including Public Warrants, Private Warrants, Other Warrants and AMI Warrants, were excluded from the calculation of diluted net loss per ordinary share, as their inclusion would have been anti-dilutive.

The weighted-average number of potentially anti-dilutive shares excluded from calculation of dilutive earnings (loss) per share are as follows:

	For the Three Months Ended March 31,
	2026	2025
Public Warrants	$4,600,000	$4,600,000
Private Warrants	212,240	212,240
Other Warrants	157,767	157,767
AMI Warrants	-	4,521
Total	$4,970,007	$4,974,528